DEBT (Table)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of debt
Lender	December 31, 2017	Term	Effective Interest Rate
Bank of China Longwan Branch	$262,009	April 13, 2016 to April 14, 2019	5.70%
Bank of China Longwan Branch	303,501	June 8, 2016 to April 14, 2019	5.70%
Longwan Rural Commercial Bank Shacheng Branch	307,342	September 30, 2017 to September 28, 2018	10.45%
Total	$872,852
Less: current portion	457,940
Long term portion	414,912

Lender	December 31, 2016	Term	Effective Interest Rate
Wenzhou Bank	$100,795	November 24, 2016 to November 24, 2017	6.35%
Bank of China Longwan Branch	290,866	April 13, 2016 to April 14, 2019	5.70%
Bank of China Longwan Branch	285,107	June 8, 2016 to April 14, 2019	5.70%
Party A loan *	143,993	October 25, 2016 to October 25, 2017	4.35%
Total	$820,761
Less: current portion	287,986
Long term portion	532,775

* Party A is an unrelated party